UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Hoya Capital High Dividend Yield ETF
RIET (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital High Dividend Yield ETF	$54	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Commercial real estate markets continued to experience direct impacts from the sharp rise in benchmark interest rates as the Federal Reserve hiked benchmark lending rates to the highest level in two decades. Real estate property-level fundamentals and rental rate trends remained relatively steady across most major property sectors during the period, but higher financing costs and tight credit conditions resulted in downward pressure on valuations of commercial real estate assets across most major property sectors, and also resulted in a substantial slowdown in transactions activity, and a moderation in new development activity.
Among the classification tiers, the Large-Cap category was the leading upside contributor to the fund’s performance as the comparative advantage of publicly-traded REITs relative to smaller private real estate companies became a factor given the tighter credit conditions and elevated interest rates. The leading detractor was the Small-Cap REITs category, which was more negatively affected by continued rise in long-term interest rates and a moderation in economic growth, as smaller market capitalization REITs tend to operate with a higher-degree of financial and operational leverage compared to their larger peers.
The Fund seeks to maintain consistent monthly distributions, and a portion of this distribution generally constitutes a return of capital, which is primarily a function of the nature of the holdings – a significant percentage is invested in REITs which typically pay dividends that include a return of capital allocation – and the timing of the distribution to Fund shareholders (monthly) in relation to the timing of the dividends received by the Fund (generally quarterly). RIET ended the period with an SEC Yield of 8.74% and has paid a distribution in each month since inception.

Top Contributors
↑	Medical Properties Trust
↑	Healthpeak Properties
↑	Uniti Group
↑	Ellington Financial
↑	One Liberty Properties

Top Detractors
↓	Sachem Capital
↓	Services Properties Trust
↓	Claros Mortgage Trust
↓	Ares Commercial Real Estate
↓	Park Hotels & Resorts
Hoya Capital High Dividend Yield ETF	PAGE 1	TSR-AR-26922B840

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/21/2021)
Hoya Capital High Dividend Yield ETF NAV	14.82	-1.21
S&P 500 TR	18.41	11.21
Dow Jones U.S. Real Estate Total Return Index	14.52	0.99
Visit https://www.hoyaetfs.com/riet for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$85,101,846
Number of Holdings	101
Net Advisory Fee	$375,528
Portfolio Turnover	36%
30-Day SEC Yield	8.74%
30-Day SEC Yield Unsubsidized	8.74%
Visit https://www.hoyaetfs.com/riet for more recent performance information.
Hoya Capital High Dividend Yield ETF	PAGE 2	TSR-AR-26922B840

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of Net Assets)
Annaly Capital Management, Inc.	2.3%
Rithm Capital Corporation	2.3%
AGNC Investment Corporation	2.3%
Global Net Lease, Inc.	2.3%
Two Harbors Investment Corporation	2.1%
New York Mortgage Trust, Inc.	2.1%
PennyMac Mortgage Investment Trust	2.0%
WP Carey, Inc.	1.7%
Medical Properties Trust, Inc.	1.7%
City Office REIT, Inc.	1.6%
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/riet.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital High Dividend Yield ETF	PAGE 3	TSR-AR-26922B840

Hoya Capital Housing ETF
HOMZ (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital Housing ETF	$32	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Residential real estate markets continued to experience meaningful impacts from the rise in benchmark interest rates during the fiscal period as the Federal Reserve hiked benchmark lending rates to the highest level in two decades, which strained affordability and slowed housing market activity. Despite the slowdown in activity – particularly in the sales of existing homes - residential real estate markets remained remarkably resilient as a whole, reflecting the combination of historically-low housing supply and steady job growth, which helped to offset the negative valuation effects of higher mortgage rates.
Of the four Housing Industry Business Segments, the leading contributor during the period was Home Ownership and Rental Operations, driven by strong performance from multifamily and senior housing REITs. Commercial real estate fundamentals stabilized during the period as monetary policy gradually became less restrictive. The leading detractor was Home Building and Construction, reflecting a relatively sluggish pace of new home construction which impacted both single-family homebuilders and building products and materials suppliers. HOMZ’s diversified investment strategy, encompassing 100 companies across the U.S. housing industry—including rental operators, homebuilders, and home improvement firms—helped mitigate sector-specific risks.
The Fund seeks to maintain consistent monthly distributions, and a portion of this distribution generally constitutes a return of capital, which is primarily a function of the nature of the holdings – a significant percentage is invested in REITs which typically pay dividends that include a return of capital allocation – and the timing of the distribution to Fund shareholders (monthly) in relation to the timing of the dividends received by the Fund (generally quarterly). HOMZ ended the period with an SEC Yield of 2.54% and increased its distribution by 20% in January 2025.

Top Contributors
↑	Welltower
↑	Ventas
↑	Compass
↑	Independence Realty Trust
↑	NexPoint Residential

Top Detractors
↓	Leggett & Platt
↓	Anywhere Real Estate
↓	American Woodmark
↓	Trex Companies
↓	Wayfair
Hoya Capital Housing ETF	PAGE 1	TSR-AR-26922A230

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/19/2019)
Hoya Capital Housing ETF NAV	11.51	14.17	13.40
S&P 500 TR	18.41	16.85	15.16
S&P MidCap 400 Total Return Index	8.69	13.01	10.27
Visit https://www.hoyaetfs.com/homz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$39,368,880
Number of Holdings	102
Net Advisory Fee	$129,978
Portfolio Turnover	20%
30-Day SEC Yield	2.54%
30-Day SEC Yield Unsubsidized	2.54%
Visit https://www.hoyaetfs.com/homz for more recent performance information.
Hoya Capital Housing ETF	PAGE 2	TSR-AR-26922A230

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of Net Assets)
Home Depot, Inc.	3.1%
Lowe’s Companies, Inc.	3.0%
Welltower, Inc.	1.8%
Ventas, Inc.	1.8%
Elme Communities	1.7%
Sun Communities, Inc.	1.7%
Mid-America Apartment Communities, Inc.	1.7%
Essex Property Trust, Inc.	1.7%
Camden Property Trust	1.6%
Invitation Homes, Inc.	1.6%
Industry Breakdown (% of Net Assets)

Residential REITs & Real Estate Operators (32.0%)
Home Building Products & Materials (16.1%)
Homebuilders (12.6%)
Home Furnishings & Home Goods (11.4%)
Mortgage Lenders & Servicers (11.8%)
Home Improvement Retailers (6.1%)
Property, Title & Mortgage Insurance (5.7%)
Real Estate Technology, Brokerage & Services (3.8%)
Cash & Other (0.5%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/homz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital Housing ETF	PAGE 3	TSR-AR-26922A230

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2025	FYE 2/29/2024
(a) Audit Fees	$ 31,000	$ 30,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 9,000	$ 9,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2025	FYE 2/29/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2025	FYE 2/29/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hoya Capital High Dividend Yield ETF (Ticker: RIET)
Hoya Capital Housing ETF (Ticker: HOMZ)
Annual Financial Statements and Additional Information
February 28, 2025

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

	Shares	Value
COMMON STOCKS - 89.4%
Dividend Champions - 14.9%
Alexandria Real Estate Equities, Inc.	11,868	$1,213,622
Apple Hospitality REIT, Inc.	79,684	1,180,120
BXP, Inc.	15,930	1,129,915
Crown Castle, Inc.	12,200	1,148,020
Gaming and Leisure Properties, Inc.	25,211	1,264,332
Realty Income Corporation	22,358	1,275,077
Rithm Capital Corporation	116,934	1,420,748
Simon Property Group, Inc.	7,106	1,322,355
Starwood Property Trust, Inc.	64,450	1,322,514
WP Carey, Inc.	22,499	1,444,661
		12,721,364
Large-Cap REITs - 14.6%
AGNC Investment Corporation	131,800	1,374,674
Annaly Capital Management, Inc.	64,819	1,423,425
Healthcare Realty Trust, Inc.	74,210	1,271,217
Healthpeak Properties, Inc.	59,377	1,214,854
Kilroy Realty Corporation	31,601	1,128,156
National Storage Affiliates Trust	28,960	1,118,435
NNN REIT, Inc.	29,407	1,248,327
Omega Healthcare Investors, Inc.	32,014	1,179,396
Sabra Health Care REIT, Inc.	69,748	1,158,514
VICI Properties, Inc.	39,855	1,294,889
		12,411,887
Mid-Cap REITs - 30.1%(a)
Alexander’s, Inc.	4,642	994,966
Apollo Commercial Real Estate Finance, Inc.	111,760	1,132,129
Arbor Realty Trust, Inc.	70,453	869,390
Armada Hoffler Properties, Inc.	92,773	851,656
ARMOUR Residential REIT, Inc.	54,962	1,047,026
Blackstone Mortgage Trust, Inc. - Class A	55,053	1,144,001
Broadstone Net Lease, Inc.	59,541	1,003,266
Dynex Capital, Inc.	82,911	1,166,558
Easterly Government Properties, Inc.	82,499	929,764
Ellington Financial, Inc.	82,049	1,177,403
EPR Properties	22,813	1,210,686
Global Net Lease, Inc.	139,550	1,116,400
Highwoods Properties, Inc.	32,147	936,442
Innovative Industrial Properties, Inc.	9,607	691,224
Ladder Capital Corporation	87,800	1,042,186
LTC Properties, Inc.	26,433	922,247
LXP Industrial Trust	110,668	991,585
Medical Properties Trust, Inc.	238,278	1,405,840
MFA Financial, Inc.	92,027	979,167
Outfront Media, Inc.	52,678	979,811
PARK HOTELS RESORTS, Inc.	68,261	838,245

The accompanying notes are an integral part of these financial statements.

1

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mid-Cap REITs - (Continued)
Ready Capital Corporation	138,992	$963,215
RLJ Lodging Trust	103,641	959,716
Sila Realty Trust, Inc.	40,756	1,036,018
Two Harbors Investment Corporation	87,491	1,240,622
		25,629,563
Small-Cap REITs - 29.8%(a)
Advanced Flower Capital, Inc.	106,217	906,031
Angel Oak Mortgage REIT, Inc.	107,543	1,072,204
Ares Commercial Real Estate Corporation	144,247	705,368
Brandywine Realty Trust	185,055	934,528
BrightSpire Capital, Inc.	164,863	1,027,097
Chicago Atlantic Real Estate Finance, Inc.	64,004	1,030,464
City Office REIT, Inc.	198,279	1,042,948
Community Healthcare Trust, Inc.	55,457	1,039,264
CTO Realty Growth, Inc.	51,861	987,433
Franklin BSP Realty Trust, Inc.	78,939	1,069,624
Gladstone Commercial Corporation	60,116	975,683
Global Medical REIT, Inc.	118,048	1,038,822
Invesco Mortgage Capital, Inc.	125,241	1,100,868
KKR Real Estate Finance Trust, Inc.	88,766	984,415
Modiv Industrial, Inc.	62,607	952,253
New York Mortgage Trust, Inc.	171,740	1,203,897
Nexpoint Real Estate Finance, Inc.	60,043	987,707
One Liberty Properties, Inc.	35,706	948,708
Orchid Island Capital, Inc.	130,019	1,111,662
Orion Office REIT, Inc.	252,335	1,039,620
PennyMac Mortgage Investment Trust	76,470	1,120,286
Postal Realty Trust, Inc. - Class A	73,741	1,027,212
Seven Hills Realty Trust	79,064	1,019,135
TPG RE Finance Trust, Inc.	115,656	998,111
Universal Health Realty Income Trust	25,265	1,008,579
		25,331,919
TOTAL COMMON STOCKS (Cost $75,880,478)		76,094,733
PREFERRED STOCKS - 10.0%
PreferredsIssued by U.S. REITs - 10.0%
AG Mortgage Investment Trust, Inc., Series C, 11.09% (3 mo. Term SOFR + 6.74%), Perpetual	11,309	281,029
AGNC Investment Corporation
Series C, 9.67% (3 mo. Term SOFR + 5.37%), Perpetual	11,051	285,116
Series D, 8.90% (3 mo. Term SOFR + 4.59%), Perpetual	11,358	288,493
Annaly Capital Management, Inc.
Series F, 9.57% (3 mo. Term SOFR + 5.25%), Perpetual	11,073	287,677
Series G, 8.75% (3 mo. Term SOFR + 4.43%), Perpetual	11,193	286,541

The accompanying notes are an integral part of these financial statements.

2

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
PreferredsIssued by U.S. REITs - (Continued)
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	15,275	$272,506
ARMOUR Residential REIT, Inc., Series C, 7.00%, Perpetual	12,665	272,298
Chimera Investment Corporation
Series B, 10.38% (3 mo. Term SOFR + 6.05%), Perpetual	11,298	284,823
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual(b)	11,882	280,534
Series D, 9.92% (3 mo. Term SOFR + 5.60%), Perpetual	11,421	286,324
City Office REIT, Inc., Series A, 6.63%, Perpetual	15,166	283,604
Global Net Lease, Inc.
Series A, 7.25%, Perpetual	12,398	274,120
Series B, 6.88%, Perpetual	12,991	270,603
Series D, 7.50%, Perpetual	12,316	286,470
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	16,350	292,011
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual	20,590	277,347
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	13,405	265,419
New York Mortgage Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual(b)	12,550	290,281
Series E, 11.28% (3 mo. LIBOR US + 6.43%), Perpetual(b)	11,426	287,821
PennyMac Mortgage Investment Trust
Series B, 8.00% (3 mo. LIBOR US + 599.00%), Perpetual(b)	11,662	288,401
Series C, 6.75%, Perpetual	13,835	268,261
Rithm Capital Corporation
Series A, 10.82% (3 mo. LIBOR US + 5.80%), Perpetual(b)	11,239	284,234
Series B, 10.66% (3 mo. LIBOR US + 5.64%), Perpetual(b)	11,298	285,387
RLJ Lodging Trust, Series A, 1.95%, Perpetual	11,368	286,246
SL Green Realty Corporation, Series I, 6.50%, Perpetual	12,000	276,000
Summit Hotel Properties, Inc., Series E, 6.25%, Perpetual	13,772	272,823
Two Harbors Investment Corporation
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual(b)	12,136	292,599
Series C, 7.25% (3 mo. LIBOR US + 5.01%), Perpetual(b)	11,502	286,860
Vornado Realty Trust
Series M, 5.25%, Perpetual	16,232	296,234
Series N, 5.25%, Perpetual	15,980	289,398
TOTAL PREFERRED STOCKS (Cost $7,945,037)		8,479,460

The accompanying notes are an integral part of these financial statements.

3

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27%(c)	245,783	$245,783
TOTAL SHORT-TERM INVESTMENTS (Cost $245,783)		245,783
TOTAL INVESTMENTS - 99.7% (Cost $84,071,298)		$84,819,976
Other Assets in Excess of Liabilities - 0.3%		281,870
TOTAL NET ASSETS - 100.0%		$85,101,846

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

4

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Home Building Products & Materials - 13.9%
Beacon Roofing Supply, Inc.(a)	2,842	$328,024
Beazer Homes USA, Inc.(a)	9,336	208,193
Builders FirstSource, Inc.(a)	1,786	248,236
Cavco Industries, Inc.(a)	622	326,258
Century Communities, Inc.	3,595	249,601
Champion Homes, Inc.(a)	3,123	320,107
Dream Finders Homes, Inc. - Class A(a)	10,065	240,654
Eagle Materials, Inc.	1,017	230,056
Green Brick Partners, Inc.(a)	4,510	269,382
Installed Building Products, Inc.	1,468	251,615
Leggett & Platt, Inc.	27,323	250,552
Lennox International, Inc.	485	291,509
LGI Homes, Inc.(a)	3,013	221,245
Louisiana-Pacific Corporation	2,752	274,292
PotlatchDeltic Corporation	7,394	343,303
Rayonier, Inc.	10,263	271,867
Simpson Manufacturing Company, Inc.	1,727	283,919
TopBuild Corporation(a)	854	261,657
Watsco, Inc.	577	290,998
Weyerhaeuser Company	10,201	307,050
		5,468,518
Home Furnishings & Home Goods - 13.6%
A.O. Smith Corporation	4,500	299,160
American Woodmark Corporation(a)	3,401	211,134
AZEK Company, Inc.(a)	6,483	303,729
Carrier Global Corporation	4,291	278,057
Floor & Decor Holdings, Inc. - Class A(a)	2,953	285,348
Fortune Brands Home & Security, Inc.	4,319	279,526
La-Z-Boy, Inc.	7,563	342,150
Masco Corporation	4,185	314,628
Masterbrand, Inc.(a)	19,219	268,874
Mohawk Industries, Inc.(a)	2,381	279,982
Owens Corning	1,633	251,547
RH(a)	899	289,541
Sherwin-Williams Company	851	308,292
Somnigroup International, Inc.	6,037	385,644
Trex Company, Inc.(a)	4,575	282,232
Wayfair, Inc. - Class A(a)	7,506	296,862
Whirlpool Corporation	2,938	299,059
Williams-Sonoma, Inc.	1,923	374,177
		5,349,942
Home Improvement Retailers - 6.1%
Home Depot, Inc.	3,035	1,203,681
Lowe’s Companies, Inc.	4,817	1,197,699
		2,401,380

The accompanying notes are an integral part of these financial statements.

5

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Homebuilders - 12.6%
DR Horton, Inc.	3,899	$494,432
KB Home	8,025	489,525
Lennar Corporation - Class A	3,770	451,005
M/I Homes, Inc.(a)	3,970	465,006
Meritage Homes Corporation	6,914	501,058
Millrose Properties, Inc.(a)	1,940	44,348
NVR, Inc.(a)	71	514,436
PulteGroup, Inc.	4,911	507,208
Taylor Morrison Home Corporation(a)	8,967	552,726
Toll Brothers, Inc.	4,046	451,696
Tri Pointe Homes, Inc.(a)	14,952	473,380
		4,944,820
Mortgage Lenders & Servicers - 11.8%
AGNC Investment Corporation	29,073	303,231
Annaly Capital Management, Inc.	14,296	313,940
Arbor Realty Trust, Inc.	19,422	239,668
Chimera Investment Corporation	19,317	274,881
Citizens Financial Group, Inc.	5,946	272,148
Ellington Financial, Inc.	22,618	324,568
MFA Financial, Inc.	25,374	269,979
PennyMac Mortgage Investment Trust	21,085	308,895
PNC Financial Services Group, Inc.	1,350	259,092
Rithm Capital Corporation	25,792	313,373
Rocket Companies, Inc. - Class A(a)	20,610	288,540
Starwood Property Trust, Inc.	14,215	291,692
Truist Financial Corporation	5,907	273,790
Two Harbors Investment Corporation	24,122	342,050
UWM Holdings Corporation	46,045	289,163
Wells Fargo & Company	3,731	292,212
		4,657,222
Property, Title & Mortgage Insurance - 5.7%
Allstate Corporation	1,393	277,416
Fidelity National Financial, Inc.	4,574	295,160
First American Financial Corporation	4,187	275,044
MGIC Investment Corporation	11,107	273,344
Old Republic International Corporation	7,339	282,625
Progressive Corporation	1,066	300,612
Radian Group, Inc.	8,100	266,571
Travelers Companies, Inc.	1,082	279,686
		2,250,458
Real Estate Technology, Brokerage & Services - 3.8%
Anywhere Real Estate, Inc.(a)	61,696	214,085
Compass, Inc. - Class A(a)	41,461	372,734
CoStar Group, Inc.(a)	3,550	270,688

The accompanying notes are an integral part of these financial statements.

6

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Technology, Brokerage & Services - (Continued)
RE/MAX Holdings, Inc. - Class A(a)	21,406	$190,085
Redfin Corporation(a)	30,915	206,203
Zillow Group, Inc. - Class C(a)	3,382	259,264
		1,513,059
Residential REITs & Real Estate Operators - 32.0%(b)
American Homes 4 Rent - Class A	16,920	626,209
AvalonBay Communities, Inc.	2,750	621,995
Camden Property Trust	5,186	643,375
Centerspace	8,645	572,212
CubeSmart	13,027	537,755
Elme Communities	39,429	685,670
Equity LifeStyle Properties, Inc.	8,982	615,986
Equity Residential	8,407	623,547
Essex Property Trust, Inc.	2,087	650,247
Extra Space Storage, Inc.	3,791	578,355
Independence Realty Trust, Inc.	29,296	638,653
Invitation Homes, Inc.	18,806	639,592
Mid-America Apartment Communities, Inc.	3,960	665,755
NexPoint Residential Trust, Inc.	13,708	583,275
Public Storage	1,890	573,842
Sun Communities, Inc.	4,999	680,614
UDR, Inc.	14,133	638,529
UMH Properties, Inc.	33,118	626,924
Ventas, Inc.	10,030	693,875
Welltower, Inc.	4,624	709,830
		12,606,240
TOTAL COMMON STOCKS (Cost $34,179,854)		39,191,639
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.27%(c)	151,710	151,710
TOTAL SHORT-TERM INVESTMENTS (Cost $151,710)		151,710
TOTAL INVESTMENTS - 99.9% (Cost $34,331,564)		$39,343,349
Other Assets in Excess of Liabilities - 0.1%		25,531
TOTAL NET ASSETS - 100.0%		$39,368,880

The accompanying notes are an integral part of these financial statements.

7

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2025(Continued)
Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

8

HOYA CAPITAL ETFs
Statements of Assets and Liabilities
February 28, 2025

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
ASSETS:
Investments, at value	$84,819,976	$39,343,349
Receivable for fund shares sold	9,002,136	—
Dividends receivable	124,827	34,053
Interest receivable	1,434	647
Total assets	93,948,373	39,378,049
LIABILITIES:
Payable for investments purchased	8,818,517	—
Payable to adviser	28,010	9,169
Total liabilities	8,846,527	9,169
NET ASSETS	$ 85,101,846	$39,368,880
Net Assets Consists of:
Paid-in capital	$89,158,738	$36,321,806
Total distributable earnings/(accumulated losses)	(4,056,892)	3,047,074
Total net assets	$ 85,101,846	$39,368,880
Net assets	$85,101,846	$39,368,880
Shares issued and outstanding(a)	8,130,000	850,000
Net asset value per share	$10.47	$46.32
Cost:
Investments, at cost	$84,071,298	$34,331,564

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

HOYA CAPITAL ETFs
Statements of Operations
For the Year Ended February 28, 2025

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
INVESTMENT INCOME:
Dividend income	$4,616,833	$910,362
Less: Dividend withholding taxes	—	(379)
Interest income	25,395	6,017
Total investment income	4,642,228	916,000
EXPENSES:
Investment advisory fee	375,528	129,978
Total expenses	375,528	129,978
Net investment income	4,266,700	786,022
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,356,807)	(274,907)
In-kind redemptions	1,184,771	2,643,558
Net realized gain (loss)	(1,172,036)	2,368,651
Net change in unrealized appreciation (depreciation) on:
Investments	6,070,573	1,531,904
Net change in unrealized appreciation (depreciation)	6,070,573	1,531,904
Net realized and unrealized gain (loss)	4,898,537	3,900,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,165,237	$4,686,577

The accompanying notes are an integral part of these financial statements.

10

HOYA CAPITAL ETFs
Statements of Changes in Net Assets

	Hoya Capital High Dividend Yield ETF		Hoya Capital Housing ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
OPERATIONS:
Net investment income (loss)	$4,266,700	$2,452,041	$786,022	$687,124
Net realized gain (loss)	(1,172,036)	(1,699,009)	2,368,651	(532,384)
Net change in unrealized appreciation (depreciation)	6,070,573	(189,699)	1,531,904	7,661,525
Net increase (decrease) in net assets from operations	9,165,237	563,333	4,686,577	7,816,265
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,266,700)	(2,452,041)	(786,022)	(687,124)
From return of capital	(3,103,400)	(1,711,809)	(146,984)	(167,226)
Total distributions to shareholders	(7,370,100)	(4,163,850)	(933,006)	(854,350)
CAPITAL TRANSACTIONS:
Subscriptions	43,817,652	25,660,576	3,599,103	—
Redemptions	(14,333,987)	(621,996)	(8,306,950)	(1,707,718)
ETF transaction fees (See Note 6)	27	—	—	—
Net increase (decrease) in net assets from capital transactions	29,483,692	25,038,580	(4,707,847)	(1,707,718)
Net increase (decrease) in net assets	31,278,829	21,438,063	(954,276)	5,254,197
NET ASSETS:
Beginning of the year	53,823,017	32,384,954	40,323,156	35,068,959
End of the year	$ 85,101,846	$53,823,017	$39,368,880	$40,323,156
SHARES TRANSACTIONS
Subscriptions	4,200,000	2,540,000	75,000	—
Redemptions	(1,420,000)	(60,000)	(175,000)	(50,000)
Total increase (decrease) in shares outstanding	2,780,000	2,480,000	(100,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

11

Hoya Capital High Dividend Yield ETF
Financial Highlights

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.06	$11.28	$14.26	$14.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.59	0.61	0.62	0.23
Net realized and unrealized gain (loss) on investments(c)	0.85	(0.80)	(2.59)	(0.41)
Total from investment operations	1.44	(0.19)	(1.97)	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(0.61)	(0.62)	(0.30)
Net realized gains	—	—	—	(0.01)
Return of capital	(0.43)	(0.42)	(0.39)	(0.17)
Total distributions	(1.03)	(1.03)	(1.01)	(0.48)
ETF transaction fees per share	0.00(d)	—	—	—
Net asset value, end of period	$10.47	$10.06	$11.28	$14.26
Total return(e)	14.82%	−1.33%	−14.20%	−1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,102	$53,823	$32,385	$21,821
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/recoupment(f)	0.50%	0.50%	0.36%	0.25%
Ratio of net investment income (loss) to average net assets(f)	5.68%	5.94%	5.06%	3.42%
Portfolio turnover rate(e)(g)	36%	34%	33%	7%

(a)	Inception date of the Fund was September 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Hoya Capital Housing ETF
Financial Highlights

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$42.45	$35.07	$39.64	$35.07	$26.78
INVESTMENT OPERATIONS:
Net investment income(a)	0.83	0.72	0.63	0.42	0.49
Net realized and unrealized gain (loss) on investments(b)	4.04	7.55	(4.46)	4.71	8.82
Total from investment operations	4.87	8.27	(3.83)	5.13	9.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.72)	(0.64)	(0.42)	(0.87)
Net realized gains	—	—	—	(0.01)	—
Return of capital	(0.16)	(0.17)	(0.10)	(0.13)	(0.15)
Total distributions	(1.00)	(0.89)	(0.74)	(0.56)	(1.02)
Net asset value, end of year	$46.32	$42.45	$35.07	$39.64	$35.07
Total return	11.51%	23.94%	−9.62%	14.60%	35.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,369	$40,323	$35,069	$63,423	$59,625
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.33%
Ratio of net investment income (loss) to average net assets	1.81%	1.92%	1.80%	1.03%	1.67%
Portfolio turnover rate(c)	20%	18%	18%	13%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
NOTE 1 – ORGANIZATION
Hoya Capital High Dividend Yield ETF and Hoya Capital Housing ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Hoya Capital High Dividend Yield ETF is to track the performance, before fees and expenses, of the Hoya Capital High Dividend Yield Index (the “Index”). The investment objective of the Hoya Capital Housing ETF is to track the performance, before fees and expenses, of the Hoya Capital Housing 100™ Index (the “Index”). Hoya Capital High Dividend Yield ETF commenced operations on September 21, 2021 and Hoya Capital Housing ETF commenced operations on March 19, 2019.
The end of the reporting period for the Funds is February 28, 2025. The period covered by these Notes to Financial Statements is the period from March 1, 2024 through February 28, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

14

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Hoya Capital High Dividend Yield ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$76,094,733	$—	$—	$76,094,733
Preferred Stocks	8,479,460	—	—	8,479,460
Money Market Funds	245,783	—	—	245,783
Total Investments	$84,819,976	$—	$—	$84,819,976

Hoya Capital Housing ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks.	$39,191,639	$—	$—	$39,191,639
Money Market Funds	151,710	—	—	151,710
Total Investments	$39,343,349	$—	$—	$39,343,349

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

15

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025(Continued)
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended February 28, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Hoya Capital High Dividend Yield ETF	$(1,061,016)	$1,061,016
Hoya Capital Housing ETF	(2,649,579)	2,649,579

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant

16

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025(Continued)
segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Hoya Capital Real Estate, LLC (the “Adviser”), serves as the investment adviser to the Funds. An affiliate of the Adviser, Hoya Capital Index Innovations (the “Index Provider”), serves as index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Adviser.

Hoya Capital High Dividend Yield ETF	0.50%
Hoya Capital Housing ETF	0.30%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Hoya Capital High Dividend Yield ETF	$ 26,371,084	$ 26,442,962
Hoya Capital Housing ETF	9,966,493	8,695,959

17

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025(Continued)
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Hoya Capital High Dividend Yield ETF	$42,825,790	$13,936,726
Hoya Capital Housing ETF	2,297,762	8,242,767

NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at February 28, 2025 were as follows:

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
Tax cost of investments	$86,618,282	$34,431,860
Gross tax unrealized appreciation	$6,570,836	$8,190,214
Gross tax unrealized depreciation	(8,369,142)	(3,278,725)
Net tax unrealized appreciation (depreciation)	(1,798,306)	4,911,489
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(2,258,586)	(1,864,415)
Distributable earnings (accumulated losses)	$(4,056,892)	$3,047,074

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2025, the Funds did not elect to defer any post-October capital losses or late-year losses.
As of February 28, 2025, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
Hoya Capital High Dividend Yield ETF	$—	$2,258,586
Hoya Capital Housing ETF	69,236	1,795,179

The tax character of distributions paid by the Funds during the year ended February 28, 2025 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$4,266,700	$3,103,400
Hoya Capital Housing ETF	$786,022	$146,984

The tax character of distributions paid by the Funds during the year ended February 29, 2024 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$2,452,041	$1,711,809
Hoya Capital Housing ETF	687,124	167,226

18

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025(Continued)
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated, and the Indexes are expected to be concentrated in housing and real estate-related industries. When the Funds focus their investments in a particular industry or sector, they thereby present a more concentrated risk and their performance will be especially sensitive to developments that significantly affect that industry or group of industries. In addition, the value of shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An industry may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Funds’ performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Construction and Housing Risk. The construction and housing industry can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

19

HOYA CAPITAL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Hoya Capital ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hoya Capital ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of February 28, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Hoya Capital High Dividend Yield ETF	For the year ended February 28, 2025	For the years ended February 28, 2025 and February 29, 2024	For the years ended February 28, 2025, February 29, 2024, February 28, 2023, and for the period from September 21, 2021 (commencement of operations) through February 28, 2022
Hoya Capital Housing ETF	For the year ended February 28, 2025	For the years ended February 28, 2025 and February 29, 2024	For the years ended February 28, 2025, February 29, 2024 and February 28, 2023, 2022, and 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD. Philadelphia, Pennsylvania April 28, 2025

20

HOYA CAPITAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended February 28, 2025, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hoya Capital High Dividend Yield ETF	4.91%
Hoya Capital Housing ETF	53.11%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025 was as follows:

Hoya Capital High Dividend Yield ETF	4.90%
Hoya Capital Housing ETF	50.56%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Hoya Capital High Dividend Yield ETF	0.00%
Hoya Capital Housing ETF	0.00%

21

Hoya Capital ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

22

HOYA CAPITAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 15-16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Hoya Capital Real Estate, LLC (the “Adviser”) and the Trust, on behalf of Hoya Capital Housing ETF (the “Housing ETF”) and Hoya Capital High Dividend Yield ETF (the “RIET ETF”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser, monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser’s affiliate, Hoya Capital Index Innovations, LLC, serves as the index provider to the Funds, and the Adviser will provide advisory services to the Funds based on these affiliated indices.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended September 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category – US Fund Mid-Cap Value (Housing ETF) and US Fund Real Estate (RIET ETF), respectively (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified

23

HOYA CAPITAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
and selected funds as each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided each Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
In addition, the Board noted that, for each applicable period ended September 30, 2024, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
Housing ETF: The Board noted that the Fund significantly outperformed the S&P MidCap 400® Index and the S&P 500® Index, its broad-based benchmarks, over the one-year period ended September 30, 2024. In addition, the Board noted that the Fund slightly underperformed the S&P 500® Index over the three- and five-year periods, but slightly outperformed the same benchmark over the since inception period. The Board further noted that the Fund also outperformed the S&P MidCap 400® Index over the three-year, five-year, and since inception periods. The S&P MidCap 400® Index provides an indication of the performance of U.S. mid-sized companies, while the S&P 500® Index provides an indication of the performance of U.S. large-cap companies. The Board considered, however, that the Fund seeks to provide investors with exposure to companies in a very specific industry (i.e., companies involved in the U.S. housing industry), not broad exposure to the large-cap or mid-cap equity markets.
The Board noted that the Fund outperformed the median return of its Peer Group and Category Peer Group over the one-, three-, and five-year periods ended September 30, 2024. The Board further noted that the Fund outperformed the median return of its peer funds significantly over the one-year period. The Board took into consideration that although the Fund invests a significant portion of its assets in real estate investment trusts (“REITs”), the Fund is classified by Morningstar as a mid-cap value ETF, rather than a real estate ETF, given the Fund’s significant allocation to companies that build homes or provide related products or services. Accordingly, the Board considered that (i) the Category Peer Group is comprised of mid-cap value ETFs that do not invest primarily in the real estate sector or real estate-related companies, and (ii) the Peer Group includes multiple mid-cap ETFs without a real estate focus. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-, three-, and five-year periods ended September 30, 2024. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as homebuilding and residential real estate ETFs.
RIET ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Dow Jones U.S. Real Estate Index, for each of the one-year, three-year and since inception periods ended September 30, 2024. The Dow Jones U.S. Real Estate Index is designed to track the performance of REITs and other companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies. The Board noted that the Fund’s underlying index also seeks diversified exposure to U.S. listed real estate-related securities, including REITs; however, the Board considered that the Fund’s underlying index uses screens to identify and select for inclusion only those real estate investments that provide income through high dividend yields.
The Board noted that the Fund outperformed the median return of its Peer Group, but underperformed the median return of its Category Peer Group, over the one-year period ended September 30, 2024. The Board further noted that the Fund underperformed the median return of both its Peer Group and Category Peer Group over the three-year period. The Board took into consideration that although the Fund shares similar investment characteristics with the index-based funds included in its Peer Group and Category Peer Group, the Fund focuses more specifically on securities with high dividend yields. The Board also considered that the Fund invests primarily in equity REITs; whereas, certain of its peer funds invest significantly in mortgage REITs. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one- and three-year periods ended September 30, 2024. In evaluating the Fund’s comparative performance, the Board considered that the funds included in the Selected Peer Group were described by the Adviser as having significant differences from the Fund with respect to dividend yields, property sector diversification, and balanced exposure across market capitalizations.
The Board also considered that the RIET ETF commenced operations on September 21, 2021, just over three years prior to September 30, 2024, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

24

HOYA CAPITAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee.
The Board then compared each Fund’s net expense ratio, as of September 30, 2024, with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
Housing ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund had the lowest net expense ratio of all of the funds in its Selected Peer Group.
RIET ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Category Peer Group and equal to the median net expense ratio of the funds in its Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses as well as the structure of its advisory fee with respect to potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/8/2025

* Print the name and title of each signing officer under his or her signature.